EQUITY (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	2,137,783	2,175,488
Weighted Average remaining contractual Term (in years)	3 years 5 months 5 days
Weighted average exercise price	$ 6.91
Options Exercisable	1,172,950
Weighted Average Exercise price of Options Exercisable	$ 4.84
Ranges of Exercise Price 1.28-1.88 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	1.28
Ranges of exercise price, maximum	$ 1.88
Options outstanding	64,590
Weighted Average remaining contractual Term (in years)	2 years 10 months 13 days
Weighted average exercise price	$ 1.44
Options Exercisable	64,590
Weighted Average Exercise price of Options Exercisable	$ 1.44
Ranges of Exercise Price 2.06-2.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	2.06
Ranges of exercise price, maximum	$ 2.50
Options outstanding	273,972
Weighted Average remaining contractual Term (in years)	1 year 8 months 8 days
Weighted average exercise price	$ 2.40
Options Exercisable	273,972
Weighted Average Exercise price of Options Exercisable	$ 2.40
Ranges of Exercise Price 3.25-3.57 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	3.25
Ranges of exercise price, maximum	$ 3.57
Options outstanding	288,221
Weighted Average remaining contractual Term (in years)	1 year 6 months 11 days
Weighted average exercise price	$ 3.37
Options Exercisable	288,221
Weighted Average Exercise price of Options Exercisable	$ 3.37
Ranges of Exercise Price 4.52 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	$ 4.52
Options outstanding	74,000
Weighted Average remaining contractual Term (in years)	2 years 4 months 24 days
Weighted average exercise price	$ 4.52
Options Exercisable	43,000
Weighted Average Exercise price of Options Exercisable	$ 4.52
Ranges of Exercise Price 5.05-5.33 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	5.05
Ranges of exercise price, maximum	$ 5.33
Options outstanding	67,500
Weighted Average remaining contractual Term (in years)	2 years 7 months 6 days
Weighted average exercise price	$ 5.08
Options Exercisable	48,750
Weighted Average Exercise price of Options Exercisable	$ 5.07
Ranges of Exercise Price 6.07-6.81 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	6.07
Ranges of exercise price, maximum	$ 6.81
Options outstanding	230,000
Weighted Average remaining contractual Term (in years)	3 years 1 month 24 days
Weighted average exercise price	$ 6.48
Options Exercisable	174,167
Weighted Average Exercise price of Options Exercisable	$ 6.38
Ranges of Exercise Price 7.21-7.48 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	7.21
Ranges of exercise price, maximum	$ 7.48
Options outstanding	209,500
Weighted Average remaining contractual Term (in years)	3 years 2 months 16 days
Weighted average exercise price	$ 7.44
Options Exercisable	90,250
Weighted Average Exercise price of Options Exercisable	$ 7.42
Ranges of Exercise Price 8.22-9.73 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	8.22
Ranges of exercise price, maximum	$ 9.73
Options outstanding	500,000
Weighted Average remaining contractual Term (in years)	4 years 7 months 17 days
Weighted average exercise price	$ 8.80
Options Exercisable	140,000
Weighted Average Exercise price of Options Exercisable	$ 8.65
Ranges of Exercise Price 10.58-11.21 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	10.58
Ranges of exercise price, maximum	$ 11.21
Options outstanding	280,000
Weighted Average remaining contractual Term (in years)	4 years 9 months 11 days
Weighted average exercise price	$ 10.76
Options Exercisable	50,000
Weighted Average Exercise price of Options Exercisable	$ 10.58
Ranges of Exercise Price 12.43-13.02 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	12.43
Ranges of exercise price, maximum	$ 13.02
Options outstanding	150,000
Weighted Average remaining contractual Term (in years)	5 years 8 months 8 days
Weighted average exercise price	$ 12.73
Options Exercisable	0
Weighted Average Exercise price of Options Exercisable	$ 0